Net Income / (Loss) Per Unit (Tables)	12 Months Ended
Dec. 31, 2013
Net (Loss) / Income Per Unit (Abstract)
Net Income Per Unit Basic (Table Text Block)
BASIC	2013	2012	2011
Numerators
Partnership's net income	$99,481	$(21,189)	$87,120
Less:
Partnership's net income available to preferred unit holders	18,805	10,809	-
General Partner's interest in Partnership's net income	1,598	(640	)1,742
Partnership's net income allocable to unvested units	678	-	1,571
Partnership's net income available to common unit holders	$78,400	$(31,358)	$83,807
Denominators
Weighted average number of common units outstanding, basic	75,645,207	68,256,072	47,138,336
Net income per common unit:
Basic	$1.04	$(0.46)	$1.78

Net Income Per Unit Diluted (Table Text Block)

DILUTED	2013	2012	2011
Numerators
Partnership's net income available to common unit holders	$99,481	$(21,189)	$87,120
Less:
General Partner's interest in Partnership's net income	1,574	(640	)1,742
Partnership's net income available to preferred unit holders	18,805	10,809	-
Partnership's net income allocable to unvested units	678	-	1,571
Add:
Partnership's net income available to preferred unit holders	18,805	-	-
Partnership's net income allocable to unvested units	678	-	-
	$97,907	$(31,358)	$83,807
Denominators
Weighted average number of common units outstanding, basic	75,645,207	68,256,072	47,138,336
Dilutive effect of preferred units	21,069,664	-	-
Dilutive effect of unvested shares	654,265	-	-
Weighted average number of common units outstanding, diluted	97,369,136	68,256,072	47,138,336
Net income per common unit:
Diluted	$1.01	$(0.46)	$1.78